INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2018,

AS REVISED SEPTEMBER 4, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Aerospace & Defense ETF	Invesco Russell 2000 Equal Weight ETF
Invesco BuyBack Achievers™ ETF	Invesco Russell 2000 Pure Growth ETF
Invesco Cleantech™ ETF	Invesco Russell 2000 Pure Value ETF
Invesco Dividend Achievers™ ETF	Invesco Russell Midcap Equal Weight ETF
Invesco Dow Jones Industrial Average Dividend ETF	Invesco Russell Midcap Pure Growth ETF
Invesco DWA Basic Materials Momentum ETF	Invesco Russell Midcap Pure Value ETF
Invesco DWA Consumer Cyclicals Momentum ETF	Invesco Russell Top 200 Equal Weight ETF
Invesco DWA Consumer Staples Momentum ETF	Invesco Russell Top 200 Pure Growth ETF
Invesco DWA Energy Momentum ETF	Invesco Russell Top 200 Pure Value ETF
Invesco DWA Financial Momentum ETF	Invesco S&P 100® Equal Weight ETF
Invesco DWA Healthcare Momentum ETF	Invesco S&P 500 BuyWrite ETF
Invesco DWA Industrials Momentum ETF	Invesco S&P 500® Equal Weight ETF
Invesco DWA Momentum ETF	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco DWA NASDAQ Momentum ETF	Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco DWA Technology Momentum ETF	Invesco S&P 500® Equal Weight Energy ETF
Invesco DWA Utilities Momentum ETF	Invesco S&P 500® Equal Weight Financials ETF
Invesco Dynamic Biotechnology & Genome ETF	Invesco S&P 500® Equal Weight Health Care ETF
Invesco Dynamic Building & Construction ETF	Invesco S&P 500® Equal Weight Industrials ETF
Invesco Dynamic Energy Exploration & Production ETF	Invesco S&P 500® Equal Weight Materials ETF
Invesco Dynamic Food & Beverage ETF	Invesco S&P 500® Equal Weight Real Estate ETF
Invesco Dynamic Large Cap Growth ETF	Invesco S&P 500® Equal Weight Technology ETF
Invesco Dynamic Large Cap Value ETF	Invesco S&P 500® Equal Weight Utilities ETF
Invesco Dynamic Leisure and Entertainment ETF	Invesco S&P 500® Pure Growth ETF
Invesco Dynamic Market ETF	Invesco S&P 500® Pure Value ETF
Invesco Dynamic Media ETF	Invesco S&P 500® Quality ETF
Invesco Dynamic Networking ETF	Invesco S&P 500® Top 50 ETF
Invesco Dynamic Oil & Gas Services ETF	Invesco S&P MidCap 400® Equal Weight ETF
Invesco Dynamic Pharmaceuticals ETF	Invesco S&P MidCap 400® Pure Growth ETF
Invesco Dynamic Retail ETF	Invesco S&P MidCap 400® Pure Value ETF
Invesco Dynamic Semiconductors ETF	Invesco S&P SmallCap 600® Equal Weight ETF
Invesco Dynamic Software ETF	Invesco S&P SmallCap 600® Pure Growth ETF
Invesco Financial Preferred ETF	Invesco S&P SmallCap 600® Pure Value ETF
Invesco FTSE RAFI US 1000 ETF	Invesco S&P Spin-Off ETF
Invesco FTSE RAFI US 1500 Small-Mid ETF	Invesco Water Resources ETF
Invesco Global Listed Private Equity ETF	Invesco WilderHill Clean Energy ETF
Invesco Golden Dragon China ETF	Invesco WilderHill Progressive Energy ETF
Invesco High Yield Equity Dividend Achievers™ ETF	Invesco Wilshire Micro-Cap ETF
Invesco Insider Sentiment ETF	Invesco Zacks Micro Cap ETF
Invesco International Dividend Achievers™ ETF	Invesco Zacks Mid-Cap ETF
Invesco NASDAQ Internet ETF	Invesco Zacks Multi-Asset Income ETF

Effective immediately, the following replaces the table, its footnotes, and the paragraph immediately following the footnotes on page 32 of the Statement of Additional Information.

Name of Trustee Independent Trustees	Aggregate Compensation From Funds(3)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(1)(3)

Ronn R. Bagge	$110,469	N/A	$307,000
Todd J. Barre	$104,353	N/A	$290,000
Marc M. Kole	$114,427	N/A	$318,000
Yung Bong Lim	$110,469	N/A	$307,000
Gary R. Wicker	$104,353	N/A	$290,000
Donald H. Wilson	$140,336	N/A	$390,000
Unaffiliated Trustee(4)
Philip M. Nussbaum(2)	$104,353	N/A	$290,000
Interested Trustee
Kevin M. Carome	N/A	N/A	N/A

(1)

The amounts shown in this column represent the aggregate compensation paid by all of the funds of the trusts in the Fund Family for the fiscal year ended April 30, 2018, before deferral by the Trustee under the DC Plan. During the fiscal year ended April 30, 2018, Mr. Lim deferred 100% of his compensation.

(2)

The Adviser paid Mr. Nussbaum $104,353 on behalf of the Funds and $290,000 on behalf of the Fund Complex for the fiscal year ended April 30, 2018. Mr. Nussbaum resigned from the Board effective September 19, 2018.

(3)	The Predecessor Funds did not pay any Trustee compensation. The amounts shown reflect the payment of Trustee compensation by the Funds since the closing of the Reorganizations.
(4)

The Unaffiliated Trustee is an officer of a company that engaged in securities transactions with clients advised by a sub-adviser to one or more funds in the Fund Family, which clients do not include any of the Funds, but was not an affiliated person of the Adviser.

Portfolio Holdings. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, owned less than 1% of each Fund’s outstanding Shares.

Effective immediately, the following replaces the third paragraph in the section titled “MANAGEMENT—Securities Lending Arrangements,” on page 91 of the Statement of Additional Information:

Citibank N.A. (“Citi”) serves as the securities lending agent for Invesco Cleantech™ ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Market ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Financial Preferred ETF, Invesco Golden Dragon China ETF, Invesco Russell 2000 Equal Weight ETF, Invesco WilderHill Clean Energy ETF and Invesco Zacks Multi-Asset Income ETF.

Effective immediately, the following replaces the table in the section titled “MANAGEMENT—Securities Lending Arrangements,” beginning on page 91 of the Statement of Additional Information:

	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

Invesco BuyBack Achievers™ ETF	$902,177.95	$74,130.97	$0.00	$0.00	$0.00	$160,868.34	$0.00	$234,999.31	$667,178.64
Invesco Cleantech ETF	$204,582.69	$20,457.97	$0.00	$0.00	$0.00	$0.00	$0.00	$20,457.97	$184,124.72
Invesco Dividend Achievers™ ETF	$19,842.11	$1,513.10	$0.00	$0.00	$0.00	$4,711.17	$0.00	$6,224.27	$13,617.84
Invesco DWA Basic Materials Momentum ETF	$8,039.80	$357.61	$0.00	$0.00	$0.00	$4,463.01	$0.00	$4,820.62	$3,219.18
Invesco DWA Consumer Cyclicals Momentum ETF	$150,237.45	$15,023.93	$0.00	$0.00	$0.00	$0.00	$0.00	$15,023.93	$135,213.52
Invesco DWA Consumer Staples Momentum ETF	$53,691.42	$3,789.00	$0.00	$0.00	$0.00	$15,801.37	$0.00	$19,590.37	$34,101.05
Invesco DWA Energy Momentum ETF	$223,575.62	$20,342.54	$0.00	$0.00	$0.00	$20,150.19	$0.00	$40,492.73	$183,082.89
Invesco DWA Healthcare Momentum ETF	$265,494.16	$23,212.13	$0.00	$0.00	$0.00	$33,372.90	$0.00	$56,585.03	$208,909.13
Invesco DWA Momentum ETF	$346,110.82	$22,691.64	$0.00	$0.00	$0.00	$119,194.42	$0.00	$141,886.06	$204,224.76
Invesco DWA Technology Momentum ETF	$294,354.70	$27,942.36	$0.00	$0.00	$0.00	$14,931.04	$0.00	$42,873.40	$251,481.30
Invesco DWA Utilities Momentum ETF	$1.12	$0.11	$0.00	$0.00	$0.00	$0.00	$0.00	$0.11	$1.01
Invesco Dynamic Biotechnology & Genome ETF	$1,048,919.92	$101,820.25	$0.00	$0.00	$0.00	$30,717.45	$0.00	$132,537.70	$916,382.22
Invesco Dynamic Building & Construction ETF	$68,881.67	$4,620.26	$0.00	$0.00	$0.00	$22,679.08	$0.00	$27,299.34	$41,582.33

	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

Invesco Dynamic Energy Exploration & Production ETF	$127,588.64	$12,758.97	$0.00	$0.00	$0.00	$0.00	$0.00	$12,758.97	$114,829.67
Invesco Dynamic Large Cap Growth ETF	$55,110.00	$4,897.66	$0.00	$0.00	$0.00	$6,133.45	$0.00	$11,031.11	$44,078.89
Invesco Dynamic Market ETF	$91,937.83	$9,193.70	$0.00	$0.00	$0.00	$0.00	$0.00	$9,193.70	$82,744.13
Invesco Dynamic Networking ETF	$132,660.61	$13,265.50	$0.00	$0.00	$0.00	$0.00	$0.00	$13,265.50	$119,395.11
Invesco Dynamic Oil & Gas Services ETF	$133,595.79	$13,359.44	$0.00	$0.00	$0.00	$0.00	$0.00	$13,359.44	$120,236.35
Invesco Dynamic Pharmaceuticals ETF	$839,394.94	$83,938.94	$0.00	$0.00	$0.00	$0.00	$0.00	$83,938.94	$755,456.00
Invesco Dynamic Retail ETF	$47,074.76	$4,502.26	$0.00	$0.00	$0.00	$2,052.14	$0.00	$6,554.40	$40,520.36
Invesco Financial Preferred ETF	$375,144.23	$37,514.36	$0.00	$0.00	$0.00	$0.00	$0.00	$37,514.36	$337,629.87
Invesco FTSE RAFI US 1000 ETF	$1,515,835.04	$124,265.37	$0.00	$0.00	$0.00	$273,181.34	$0.00	$397,446.71	$1,118,388.33
Invesco FTSE RAFI US 1500 Small-Mid ETF	$4,490,941.08	$394,911.12	$0.00	$0.00	$0.00	$541,829.54	$0.00	$936,740.66	$3,554,200.42
Invesco Global Listed Private Equity ETF	$399,211.18	$37,246.78	$0.00	$0.00	$0.00	$26,743.21	$0.00	$63,989.99	$335,221.19
Invesco Golden Dragon China ETF	$979,449.24	$97,946.64	$0.00	$0.00	$0.00	$0.00	$0.00	$97,946.64	$881,502.60
Invesco High Yield Equity Dividend Achievers™ ETF	$1,119,602.35	$76,971.02	$0.00	$0.00	$0.00	$349,892.16	$0.00	$426,863.18	$692,739.17
Invesco Insider Sentiment ETF(1)	$6,093.59	$509.69	$0.00	$0.00	$0.00	$2,694.06	$0.00	$3,207.34	$2,889.84

	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

Invesco International Dividend Achievers ETF	$2,691,819.78	$218,526.35	$0.00	$0.00	$0.00	$506,556.19	$0.00	$725,082.54	$1,966,737.24
Invesco NASDAQ Internet ETF	$357,606.29	$25,463.09	$0.00	$0.00	$0.00	$102,975.34	$0.00	$128,438.43	$229,167.86
Invesco Russell 2000 Equal Weight ETF	$50,918.71	$5,091.42	$0.00	$0.00	$0.00	$0.00	$0.00	$5,091.42	$45,827.29
Invesco Russell 2000 Pure Growth ETF	$236,692.97	$22,372.23	$0.00	$0.00	$0.00	$12,970.71	$0.00	$35,342.94	$201,350.03
Invesco Russell 2000 Pure Value ETF	$280,377.30	$25,923.13	$0.00	$0.00	$0.00	$21,146.09	$0.00	$47,069.22	$233,308.08
Invesco Russell MidCap Equal Weight ETF	$12,735.60	$1,056.08	$0.00	$0.00	$0.00	$2,174.82	$0.00	$3,230.90	$9,504.70
Invesco Russell MidCap Pure Growth ETF	$26,837.85	$2,089.15	$0.00	$0.00	$0.00	$5,946.31	$0.00	$8,035.46	$18,802.39
Invesco Russell MidCap Pure Value ETF	$11,929.38	$841.24	$0.00	$0.00	$0.00	$3,516.98	$0.00	$4,358.22	$7,571.16
Invesco Russell Top 200 Pure Growth ETF	$64,088.53	$3,727.19	$0.00	$0.00	$0.00	$26,816.65	$0.00	$30,543.84	$33,544.69
Invesco S&P 500® Equal Weight ETF(2)	$4,944,281.68	$459,613.66	$0.00	$0.00	$0.00	$1,879,811.69	$0.00	$3,138,200.60	$2,604,856.33
Invesco S&P 500® Equal Weight Consumer Discretionary ETF(1)	$69,577.15	$8,204.95	$0.00	$0.00	$0.00	$14,851.68	$0.00	$47,140.12	$46,520.52
Invesco S&P 500® Equal Weight Consumer Staples ETF(1)	$104,516.76	$4,759.79	$0.00	$0.00	$0.00	$72,777.25	$0.00	$77,537.04	$26,979.72
Invesco S&P 500® Equal Weight Energy ETF(1)	$184,009.60	$20,096.08	$0.00	$0.00	$0.00	$50,015.41	$0.00	$92,925.55	$113,898.11
Invesco S&P 500® Equal Weight Financials ETF(1)	$4,595.75	$217.13	$0.00	$0.00	$0.00	$3,147.41	$0.00	$3,364.54	$1,231.21

ETF(1)	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco S&P 500® Equal Weight Health Care ETF(1)	$73,463.78	$4,387.21	$0.00	$0.00	$0.00	$44,202.00	$0.00	$48,594.50	$24,874.57
Invesco S&P 500® Equal Weight Industrials ETF(1)	$46,214.10	$2,957.69	$0.00	$0.00	$0.00	$26,483.83	$0.00	$29,441.52	$16,772.58
Invesco S&P 500® Equal Weight Materials ETF(1)	$4,069.40	$277.46	$0.00	$0.00	$0.00	$2,218.63	$0.00	$2,496.09	$1,573.31
Invesco S&P 500® Equal Weight Real Estate ETF(1)	$915.28	$44.11	$0.00	$0.00	$0.00	$620.95	$0.00	$665.06	$250.22
Invesco S&P 500® Equal Weight Technology ETF(1)	$373,400.64	$27,810.55	$0.00	$0.00	$0.00	$187,966.66	$0.00	$215,777.21	$157,623.43
Invesco S&P 500® Equal Weight Utilities ETF(1)	$23,321.92	$2,082.41	$0.00	$0.00	$0.00	$9,435.58	$0.00	$11,870.00	$11,803.93
Invesco S&P 500® Pure Growth ETF(2)	$527,395.83	$32,325.45	$0.00	$0.00	$0.00	$311,854.66	$0.00	$365,336.15	$183,215.72
Invesco S&P 500® Pure Value ETF(2)	$222,632.16	$14,722.98	$0.00	$0.00	$0.00	$124,436.02	$0.00	$139,780.89	$83,473.16
Invesco S&P 500® Top 50 ETF(1)	$19,450.62	$1,022.39	$0.00	$0.00	$0.00	$12,633.75	$0.00	$13,656.14	$5,794.48
Invesco S&P MidCap 400® Equal Weight ETF(1)	$131,242.65	$18,014.01	$0.00	$0.00	$0.00	$10,979.79	$0.00	$85,671.07	$102,248.85
Invesco S&P MidCap 400® Pure Growth ETF(1)	$293,245.84	$21,564.61	$0.00	$0.00	$0.00	$149,381.86	$0.00	$170,950.80	$122,299.37
Invesco S&P MidCap 400® Pure Value ETF(2)	$181,244.06	$28,938.11	$0.00	$0.00	$0.00	$(11,744.17)	$0.00	$116,209.45	$164,050.12

Value ETF(2)	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco S&P SmallCap 600® Equal Weight ETF(2)	$41,902.16	$9,053.32	$0.00	$0.00	$0.00	$(18,704.95)	$0.00	$28,005.23	$51,553.79
Invesco S&P SmallCap 600® Pure Growth ETF(2)	$355,639.64	$74,290.03	$0.00	$0.00	$0.00	$(139,822.48)	$0.00	$245,707.49	$421,172.09
Invesco S&P SmallCap 600® Pure Value ETF(2)	$261,237.28	$73,262.89	$0.00	$0.00	$0.00	$(227,371.54)	$0.00	$198,127.44	$415,345.93
Invesco S&P Spin-Off ETF(1)	$50,828.31	$5,176.93	$0.00	$0.00	$0.00	$16,293.96	$0.00	$25,262.84	$29,357.42
Invesco Water Resources ETF	$30,265.35	$1,604.70	$0.00	$0.00	$0.00	$14,218.30	$0.00	$15,823.00	$14,442.35
Invesco WilderHill Clean Energy ETF	$1,773,182.90	$177,317.27	$0.00	$0.00	$0.00	$0.00	$0.00	$177,317.27	$1,595,865.63
Invesco WilderHill Progressive Energy ETF	$38,079.83	$3,101.48	$0.00	$0.00	$0.00	$7,064.98	$0.00	$10,166.46	$27,913.37
Invesco Wilshire Micro-Cap ETF(2)	$53,932.09	$59,303.57	$0.00	$0.00	$0.00	$(342,038.13)	$0.00	$64,234.33	$336,666.65
Invesco Zacks Micro Cap ETF	$135,476.16	$13,195.43	$0.00	$0.00	$0.00	$3,521.82	$0.00	$16,717.25	$118,758.91
Invesco Zacks Mid-Cap ETF(1)	$40,359.71	$6,447.19	$0.00	$0.00	$0.00	$(2,633.29)	$0.00	20,127.58	$36,545.81
Invesco Zacks Multi-Asset Income ETF(3)	$213,415.61	$54,956.03	$0.00	$0.00	$0.00	$(153,104.72)	$0.00	$105,178.45	$311,564.30

(1) The information shown reflects the Predecessor Fund’s participation in a securities lending program during the fiscal year ended 2018. The Fund does not currently participate in the securities lending program.

(2) The Fund began participating in the BBH securities lending program on June 15, 2018.

(3) The Fund began participating in the Citi securities lending program on June 15, 2018.

Please Retain This Supplement For Future Reference.

P-TRST1-SOAI-1-SUP-3 092818